RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right-of-Use Assets
The Group has leased agreements according to the following composition:

	Property, Agencies and offices	Servers and technology platforms	Transport units	Other leases	2025	2024	2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance as of January 1	860,095	150,768	8,050	79,300	1,098,213	1,085,243	1,026,891
Additions	206,200	92,767	401	4,953	304,321	52,441	122,841
Acquisition of Pacifico EPS shares, Note 2(a)	128,049	–	–	–	128,049	–	–
Disposal and others	(60,064)	(145,140)	(72)	(707)	(205,983)	(39,471)	(64,489)
Balance as of December 31	1,134,280	98,395	8,379	83,546	1,324,600	1,098,213	1,085,243

Accumulated depreciation -
Balance as of January 1	516,464	123,641	3,324	52,246	695,675	585,528	483,058
Depreciation of the period	129,215	17,655	1,136	15,008	163,014	142,640	147,833
Disposal and others	(22,524)	(114,334)	12	(684)	(137,530)	(32,493)	(45,363)
Balance as of December 31	623,155	26,962	4,472	66,570	721,159	695,675	585,528

Net carrying amount	511,125	71,433	3,907	16,976	603,441	402,538	499,715